Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	Carrying Amount June 30, 2024	Fair Value June 30, 2024	Carrying Amount December 31, 2023	Fair Value December 31, 2023
Financial assets (liabilities)
Cash and cash equivalents	377,270	377,270	372,032	372,032
Restricted cash	4,651	4,651	4,662	4,662
Margin deposits	4,270	4,270	4,270	4,270
Time deposits and treasury bills	94,505	94,505	—	—
Long-term receivable	12,442	12,442	23,812	23,812
Investments in debt securities	10,086	10,086	5,064	5,064
Debt and other financial liabilities	(1,792,679)	(1,792,679)	(1,572,692)	(1,572,692)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)
		Asset Derivatives		Liability Derivatives
		June 30, 2024	December 31,2023	June 30, 2024	December 31, 2023
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	670	646	—	—
	Financial instruments - Fair value, net of current portion	38	—	—	524
Bunker and CO2 swaps	Current portion of financial instruments - Fair value	1,370	607	214	72
Subtotal		2,078	1,253	214	596
Total derivatives		2,078	1,253	214	596

Financial Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2024	2023	2024	2023
Interest rate swaps	22	—	45	(132)
Reclassification to Interest and finance costs, net due to de-designations	(882)	(1,313)	(2,094)	(2,611)
Reclassification to depreciation expense	29	123	58	115
Total	(831)	(1,190)	(1,991)	(2,628)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2024	2023	2024	2023
Interest rate swaps	Interest and finance costs, net	(210)	1,046	587	676
Bunker and CO2 swaps	Interest and finance costs, net	(497)	(3)	620	(3)
Total		(707)	1,043	1,207	673

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	June 30, 2024	December 31, 2023
Interest rate swaps	587	122
Bunker and CO2 swaps	620	535
Total	1,207	657